UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5689

DWS Multi-Market Income Trust

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 11/30

Date of reporting period:08/31/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                                               as of August 31, 2007 (Unaudited)

DWS Multi-Market Income Trust

	Principal Amount ($)(a)	Value ($)

Corporate Bonds 61.2%
Consumer Discretionary 14.4%
AAC Group Holding Corp., 14.75%, 10/1/2012 (PIK) (b)	182,645	183,102
Affinia Group, Inc., 9.0%, 11/30/2014	420,000	387,450
AMC Entertainment, Inc., 8.0%, 3/1/2014	625,000	578,125
American Achievement Corp., 8.25%, 4/1/2012	110,000	106,700
American Media Operations, Inc., Series B, 10.25%, 5/1/2009 (b)	165,000	145,200
Asbury Automotive Group, Inc.:
144A, 7.625%, 3/15/2017	255,000	234,600
8.0%, 3/15/2014	165,000	157,575
Ashtead Holdings PLC, 144A, 8.625%, 8/1/2015	180,000	176,400
Buffets, Inc., 12.5%, 11/1/2014	170,000	130,900

Burlington Coat Factory Warehouse Corp., 11.125%, 4/15/2014		250,000	227,500
Cablevision Systems Corp., Series B, 9.82% **, 4/1/2009		115,000	117,875
Caesars Entertainment, Inc., 8.875%, 9/15/2008		240,000	243,300
CanWest MediaWorks LP, 144A, 9.25%, 8/1/2015		205,000	202,950
Charter Communications Holdings LLC:
10.25%, 9/15/2010 (b)		1,180,000	1,191,800
Series B, 10.25%, 9/15/2010		420,000	421,050
11.0%, 10/1/2015		1,246,000	1,221,080
Cirsa Capital Luxembourg, 144A, 7.875%, 7/15/2012	EUR	150,000	184,803
Claire's Stores, Inc., 144A, 9.25%, 6/1/2015		290,000	251,575
Cooper-Standard Automotive, Inc., 8.375%, 12/15/2014 (b)		165,000	142,725
CSC Holdings, Inc.:
7.25%, 7/15/2008		190,000	190,000
7.875%, 12/15/2007		555,000	556,387
Series B, 8.125%, 7/15/2009		985,000	992,387
Series B, 8.125%, 8/15/2009		70,000	70,525
Denny's Corp. Holdings, Inc., 10.0%, 10/1/2012		80,000	81,200
Dex Media East LLC, 12.125%, 11/15/2012		1,531,000	1,634,342
Dollar General Corp., 144A, 10.625%, 7/15/2015 (b)		245,000	220,500
Dollarama Group LP, 144A, 11.16% **, 8/15/2012		166,000	162,680
EchoStar DBS Corp.:
6.625%, 10/1/2014		355,000	343,463
7.125%, 2/1/2016		275,000	268,813
Fontainebleau Las Vegas Holdings LLC, 144A, 10.25%, 6/15/2015		350,000	300,125
Foot Locker, Inc., 8.5%, 1/15/2022		70,000	67,900
French Lick Resorts & Casinos LLC, 144A, 10.75%, 4/15/2014		750,000	596,250
General Motors Corp.:
7.2%, 1/15/2011		610,000	539,850
7.4%, 9/1/2025		225,000	164,250
8.375%, 7/15/2033		280,000	224,700
Golden Nugget, 8.84%**, 6/16/2014		70,000	65,800
Goodyear Tire & Rubber Co., 11.25%, 3/1/2011		1,815,000	1,944,319
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015		220,000	211,200
Group 1 Automotive, Inc., 8.25%, 8/15/2013 (b)		125,000	125,000
Hanesbrands, Inc., Series B, 8.784% **, 12/15/2014		370,000	369,537
Hertz Corp.:
8.875%, 1/1/2014		595,000	615,825
10.5%, 1/1/2016		135,000	145,800
Idearc, Inc., 8.0%, 11/15/2016		1,235,000	1,219,562
ION Media Networks, Inc., 144A, 11.61% **, 1/15/2013		195,000	195,000
Isle of Capri Casinos, Inc., 7.0%, 3/1/2014		470,000	407,725
Jacobs Entertainment, Inc., 9.75%, 6/15/2014		455,000	453,862
Jarden Corp., 7.5%, 5/1/2017		210,000	196,350
Kabel Deutschland GmbH, 10.625%, 7/1/2014		170,000	179,775
Liberty Media LLC:
5.7%, 5/15/2013		35,000	32,358
8.25%, 2/1/2030		320,000	310,400
8.5%, 7/15/2029		420,000	421,628
Majestic Star Casino LLC, 9.5%, 10/15/2010		40,000	39,200
Mediacom Broadband LLC, 8.5%, 10/15/2015 (b)		25,000	24,750
MediMedia USA, Inc., 144A, 11.375%, 11/15/2014		110,000	112,200
Metaldyne Corp.:
10.0%, 11/1/2013 (b)		165,000	157,575
11.0%, 6/15/2012 (b)		75,000	67,125
MGM MIRAGE:
6.75%, 9/1/2012		105,000	101,850

8.375%, 2/1/2011 (b)		225,000	230,063
Michaels Stores, Inc., 144A, 10.0%, 11/1/2014 (b)		375,000	375,937
MTR Gaming Group, Inc., Series B, 9.75%, 4/1/2010		345,000	348,450
Norcraft Holdings/Capital, Step-up Coupon, 0% to 9/1/2008, 9.75% to 9/1/2012		680,000	601,800
OSI Restaurant Partners, Inc., 144A, 10.0%, 6/15/2015		290,000	250,125
Penske Automotive Group, Inc., 7.75%, 12/15/2016		620,000	592,100
Pinnacle Entertainment, Inc., 8.75%, 10/1/2013 (b)		260,000	263,900
Quebecor World, Inc., 144A, 9.75%, 1/15/2015		205,000	192,700
Quiksilver, Inc., 6.875%, 4/15/2015		320,000	296,000
Reader's Digest Association, Inc., 144A, 9.0%, 2/15/2017		160,000	137,600
Sabre Holdings Corp., 8.35%, 3/15/2016		225,000	195,750
Sbarro, Inc., 10.375%, 2/1/2015		145,000	127,419
Seminole Hard Rock Entertainment, Inc., 144A, 7.86% **, 3/15/2014		290,000	281,300
Shingle Springs Tribal Gaming Authority, 144A, 9.375%, 6/15/2015		210,000	206,850
Simmons Co.:
Step-up Coupon, 0% to 12/15/2009, 10.0% to 12/15/2014		820,000	637,550
7.875%, 1/15/2014		165,000	154,481
Sinclair Broadcast Group, Inc., 8.0%, 3/15/2012 (b)		111,000	112,110
Sirius Satellite Radio, Inc., 9.625%, 8/1/2013 (b)		375,000	354,375
Six Flags, Inc., 9.75%, 4/15/2013		120,000	100,800
Sonic Automotive, Inc., Series B, 8.625%, 8/15/2013		250,000	245,000
Station Casinos, Inc., 6.5%, 2/1/2014		415,000	351,712
Telenet Group Holding NV, 144A, Step-up Coupon, 0% to 12/15/2008, 11.5% to 6/15/2014		1,229,000	1,167,550
The Bon-Ton Stores, Inc., 10.25%, 3/15/2014		260,000	236,600
Toys "R" Us, Inc., 7.375%, 10/15/2018		565,000	440,700
Travelport LLC:
9.875%, 9/1/2014		105,000	105,788
9.985% **, 9/1/2014		185,000	185,000
11.875%, 9/1/2016 (b)		105,000	108,413
Trump Entertainment Resorts, Inc., 8.5%, 6/1/2015 (b)		460,000	374,900
TRW Automotive, Inc., 144A, 7.0%, 3/15/2014 (b)		145,000	134,850
United Components, Inc., 9.375%, 6/15/2013		45,000	45,000
Unity Media GmbH, 144A, 10.375%, 2/15/2015		165,000	163,350
Univision Communications, Inc., 144A, 9.75%, 3/15/2015 (PIK)		945,000	900,112
UPC Holding BV, 144A, 7.75%, 1/15/2014	EUR	160,000	205,972
Vitro SAB de CV:
144A, 8.625%, 2/1/2012		165,000	158,813
144A, 9.125%, 2/1/2017		325,000	312,813
Series A, 11.75%, 11/1/2013		80,000	85,600
Wheeling Island Gaming, Inc., 10.125%, 12/15/2009		1,300,000	1,287,000
XM Satellite Radio, Inc., 9.75%, 5/1/2014 (b)		490,000	465,500
Young Broadcasting, Inc., 8.75%, 1/15/2014		1,005,000	840,431

			33,389,337
Consumer Staples 2.0%
Alliance One International, Inc., 144A, 8.5%, 5/15/2012		125,000	124,375
Cerveceria Nacional Dominicana, 144A, 8.0%, 3/27/2014		105,000	105,525
Del Laboratories, Inc., 8.0%, 2/1/2012		215,000	194,575
Delhaize America, Inc.:
8.05%, 4/15/2027		65,000	69,195
9.0%, 4/15/2031		550,000	643,500
General Nutrition Centers, Inc., 144A, 9.796% **, 3/15/2014 (PIK)		240,000	228,000
Harry & David Holdings, Inc., 10.36% **, 3/1/2012		260,000	252,200

North Atlantic Trading Co., 144A, 10.0%, 3/1/2012		975,000	897,000
Pilgrim's Pride Corp., 7.625%, 5/1/2015		105,000	104,737
Rite Aid Corp.:
7.5%, 3/1/2017		355,000	330,150
144A, 9.5%, 6/15/2017		260,000	235,950
Smithfield Foods, Inc., 7.75%, 7/1/2017		290,000	291,450
Tereos Europe SA, 144A, 6.375%, 4/15/2014	EUR	130,000	162,040
Viskase Companies, Inc., 11.5%, 6/15/2011		1,015,000	1,015,000

			4,653,697
Energy 7.5%
Belden & Blake Corp., 8.75%, 7/15/2012		910,000	910,000
Chaparral Energy, Inc., 8.5%, 12/1/2015		290,000	259,550
Chesapeake Energy Corp.:
6.25%, 1/15/2018		160,000	149,800
6.875%, 1/15/2016		795,000	777,112
7.75%, 1/15/2015 (b)		90,000	91,238
Cimarex Energy Co., 7.125%, 5/1/2017		180,000	175,500
Complete Production Services, Inc., 8.0%, 12/15/2016		370,000	356,125
Delta Petroleum Corp., 7.0%, 4/1/2015 (b)		550,000	448,250
Denbury Resources, Inc., 7.5%, 12/15/2015		75,000	74,625
Dynegy Holdings, Inc.:
6.875%, 4/1/2011 (b)		75,000	72,000
144A, 7.75%, 6/1/2019		385,000	356,125
8.375%, 5/1/2016		455,000	447,038
Energy Partners Ltd., 144A, 9.75%, 4/15/2014		155,000	144,150
Frontier Oil Corp., 6.625%, 10/1/2011		150,000	145,500
GAZ Capital (Gazprom), 144A, 6.51%, 3/7/2022		1,285,000	1,241,952
Mariner Energy, Inc., 8.0%, 5/15/2017		140,000	132,650
OPTI Canada, Inc.:
144A, 7.875%, 12/15/2014		315,000	315,788
144A, 8.25%, 12/15/2014		250,000	253,125
Pemex Project Funding Master Trust:
7.375%, 12/15/2014		1,395,000	1,524,328
9.5%, 9/15/2027		2,665,000	3,564,437
Petronas Capital Ltd., Series REG S, 7.875%, 5/22/2022		620,000	742,600
Plains Exploration & Production Co., 7.0%, 3/15/2017		105,000	95,550
Quicksilver Resources, Inc., 7.125%, 4/1/2016		160,000	152,800
Sabine Pass LNG LP:
7.25%, 11/30/2013		100,000	97,000
7.5%, 11/30/2016		685,000	666,162
Secunda International Ltd., 13.36% **, 9/1/2012		295,000	300,163
Stone Energy Corp., 6.75%, 12/15/2014		605,000	542,987
Tennessee Gas Pipeline Co., 7.625%, 4/1/2037		180,000	193,033
Tesoro Corp., 144A, 6.5%, 6/1/2017		325,000	316,063
VeraSun Energy Corp., 144A, 9.375%, 6/1/2017		170,000	157,675

Whiting Petroleum Corp.:
7.0%, 2/1/2014		250,000	235,625
7.25%, 5/1/2012		160,000	154,000
7.25%, 5/1/2013		85,000	80,963
Williams Companies, Inc.:
8.125%, 3/15/2012		755,000	809,737
8.75%, 3/15/2032		1,205,000	1,370,687
Williams Partners LP, 7.25%, 2/1/2017		175,000	173,250

			17,527,588

Financials 7.9%
Algoma Acquisition Corp., 144A, 9.875%, 6/15/2015		640,000	598,400
Ashton Woods USA LLC, 9.5%, 10/1/2015		625,000	496,875
Buffalo Thunder Development Authority, 144A, 9.375%, 12/15/2014		125,000	117,500
CEVA Group PLC, 144A, 8.5%, 12/1/2014	EUR	170,000	192,213
Conproca SA de CV, Series REG S, 12.0%, 6/16/2010		1,030,000	1,138,150
E*TRADE Financial Corp.:
7.375%, 9/15/2013		180,000	160,200
7.875%, 12/1/2015		140,000	122,500
8.0%, 6/15/2011		1,300,000	1,241,500
Ford Motor Credit Co., LLC:
7.25%, 10/25/2011		1,635,000	1,490,479
7.375%, 10/28/2009		2,760,000	2,611,694
7.875%, 6/15/2010		805,000	755,728
8.11% **, 1/13/2012		165,000	151,108
GMAC LLC:
6.875%, 9/15/2011		3,500,000	3,121,510
8.0%, 11/1/2031		480,000	431,215
Hawker Beechcraft Acquisition Co., LLC:
144A, 8.5%, 4/1/2015		405,000	402,975
144A, 8.875%, 4/1/2015 (PIK)		335,000	326,625
144A, 9.75%, 4/1/2017		310,000	306,900
Hexion US Finance Corp., 9.75%, 11/15/2014		245,000	264,600
Hub International Holdings, Inc., 144A, 9.0%, 12/15/2014		165,000	155,100
Inmarsat Finance II PLC, Step-up Coupon, 0% to 11/15/2008, 10.375% to 11/15/2012		200,000	189,500
iPayment, Inc., 9.75%, 5/15/2014		225,000	210,937
KAR Holdings, Inc.:
144A, 8.75%, 5/1/2014		195,000	175,500
144A, 10.0%, 5/1/2015		165,000	147,675
Local TV Finance LLC, 144A, 9.25%, 6/15/2015 (PIK)		200,000	183,000
New ASAT (Finance) Ltd., 9.25%, 2/1/2011		200,000	150,000
Petroplus Finance Ltd.:
144A, 6.75%, 5/1/2014		190,000	176,700
144A, 7.0%, 5/1/2017		175,000	161,000
Pinnacle Foods Finance LLC, 144A, 9.25%, 4/1/2015		185,000	170,663
Realogy Corp., 144A, 12.375%, 4/15/2015 (b)		160,000	117,800
Triad Acquisition Corp., Series B, 11.125%, 5/1/2013		140,000	119,700
U.S.I. Holdings Corp.:
144A, 9.433% **, 11/15/2014		105,000	97,650
144A, 9.75%, 5/15/2015		140,000	128,100
UCI Holdco, Inc., 144A, 12.36%**, 12/15/2013 (PIK)		227,809	220,975
Universal City Development Partners, 11.75%, 4/1/2010		840,000	884,100
Wimar Opco LLC, 144A, 9.625%, 12/15/2014		1,070,000	791,800
Yankee Acquisition Corp.:
Series B, 8.5%, 2/15/2015		165,000	155,100
Series B, 9.75%, 2/15/2017 (b)		125,000	111,875

			18,277,347
Health Care 2.7%
Advanced Medical Optics, Inc., 7.5%, 5/1/2017		215,000	196,188
Community Health Systems, Inc., 144A, 8.875%, 7/15/2015		1,550,000	1,548,062
HCA, Inc.:
6.5%, 2/15/2016		435,000	354,525
144A, 9.125%, 11/15/2014		325,000	333,125
144A, 9.25%, 11/15/2016		725,000	744,937

HEALTHSOUTH Corp.:
10.75%, 6/15/2016	400,000	412,000
11.409% **, 6/15/2014	80,000	82,000
IASIS Healthcare LLC, 8.75%, 6/15/2014	170,000	165,750
Omnicare, Inc., 6.125%, 6/1/2013	85,000	77,563
Psychiatric Solutions, Inc., 144A, 7.75%, 7/15/2015	205,000	200,900
PTS Acquisition Corp., 144A, 9.5%, 4/15/2015 (PIK)	125,000	113,125
Sun Healthcare Group, Inc., 144A, 9.125%, 4/15/2015	175,000	175,000
Surgical Care Affiliates, Inc., 144A, 8.875%, 7/15/2015 (PIK)	245,000	226,625
Tenet Healthcare Corp., 9.25%, 2/1/2015	640,000	550,400
The Cooper Companies, Inc., 7.125%, 2/15/2015	360,000	343,800
Universal Hospital Services, Inc., 144A, 8.5%, 6/1/2015 (PIK)	145,000	137,750
Vanguard Health Holding Co. II, LLC, 9.0%, 10/1/2014	635,000	593,725

		6,255,475
Industrials 7.2%
Actuant Corp., 144A, 6.875%, 6/15/2017	170,000	163,625
Aleris International, Inc., 9.0%, 12/15/2014 (PIK)	290,000	276,225
Allied Security Escrow Corp., 11.375%, 7/15/2011	290,000	288,550
Allied Waste North America, Inc., Series B, 9.25%, 9/1/2012	683,000	713,735
American Color Graphics, Inc., 10.0%, 6/15/2010	370,000	284,900
American Railcar Industries, Inc., 7.5%, 3/1/2014	230,000	223,100
ARAMARK Corp.:
8.5%, 2/1/2015 (b)	370,000	368,612
8.856% **, 2/1/2015	290,000	288,550
Baldor Electric Co., 8.625%, 2/15/2017	205,000	211,663
Belden, Inc., 144A, 7.0%, 3/15/2017	185,000	179,450
Bombardier, Inc.:
144A, 6.3%, 5/1/2014	195,000	186,225
144A, 6.75%, 5/1/2012	100,000	99,500
144A, 8.0%, 11/15/2014	120,000	123,900
Bristow Group, Inc., 144A, 7.5%, 9/15/2017	250,000	248,750
Browning-Ferris Industries, Inc., 7.4%, 9/15/2035	555,000	509,212
Building Materials Corp. of America, 7.75%, 8/1/2014	290,000	246,500
Cenveo Corp., 7.875%, 12/1/2013	520,000	475,800
Congoleum Corp., 8.625%, 8/1/2008 *	395,000	332,787
DRS Technologies, Inc.:
6.625%, 2/1/2016	95,000	92,625
6.875%, 11/1/2013	580,000	568,400
7.625%, 2/1/2018	705,000	690,900
Education Management LLC, 8.75%, 6/1/2014	200,000	203,000
Esco Corp.:
144A, 8.625%, 12/15/2013	530,000	519,400
144A, 9.235% **, 12/15/2013	275,000	269,500
General Cable Corp.:
7.125%, 4/1/2017	190,000	184,300
7.735% **, 4/1/2015	290,000	281,300
Great Lakes Dredge & Dock Co., 7.75%, 12/15/2013 (b)	160,000	152,400
Harland Clarke Holdings Corp., 9.5%, 5/15/2015 (b)	200,000	179,000
Iron Mountain, Inc., 8.75%, 7/15/2018 (b)	160,000	162,000
K. Hovnanian Enterprises, Inc.:
6.25%, 1/15/2016	720,000	540,000
8.875%, 4/1/2012	790,000	632,000

Kansas City Southern de Mexico SA de CV:
144A, 7.375%, 6/1/2014	560,000	543,200

144A, 7.625%, 12/1/2013		460,000	450,800
9.375%, 5/1/2012		435,000	450,225
Kansas City Southern Railway Co.:
7.5%, 6/15/2009		135,000	135,000
9.5%, 10/1/2008		1,165,000	1,183,931
Mobile Services Group, Inc., 144A, 9.75%, 8/1/2014		320,000	322,400
Navios Maritime Holdings, Inc., 9.5%, 12/15/2014 (b)		275,000	280,844
Panolam Industries International, Inc., 144A, 10.75%, 10/1/2013		105,000	99,750
R.H. Donnelley, Inc., 10.875%, 12/15/2012		745,000	789,700
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014		45,000	48,994
RBS Global & Rexnord Corp., 9.5%, 8/1/2014		185,000	186,850
Saint Acquisition Corp., 144A, 12.5%, 5/15/2017 (b)		145,000	98,238
Sally Holdings LLC, 9.25%, 11/15/2014 (b)		245,000	241,325
Seitel, Inc., 144A, 9.75%, 2/15/2014		110,000	101,475
Ship Finance International Ltd., 8.5%, 12/15/2013		195,000	197,925
Steel Dynamics, Inc., 144A, 6.75%, 4/1/2015		280,000	269,500
Terex Corp., 7.375%, 1/15/2014		120,000	120,000
Titan International, Inc., 8.0%, 1/15/2012		685,000	675,136
TransDigm, Inc., 7.75%, 7/15/2014		125,000	125,625
U.S. Concrete, Inc., 8.375%, 4/1/2014		235,000	218,550
United Rentals North America, Inc., 7.0%, 2/15/2014		410,000	418,200
Xerox Capital Trust I, 8.0%, 2/1/2027		120,000	119,100

			16,772,677
Information Technology 2.2%
Alion Science & Technology, 10.25%, 2/1/2015		165,000	157,575
Freescale Semiconductor, Inc., 8.875%, 12/15/2014		200,000	184,500
L-3 Communications Corp.:
5.875%, 1/15/2015		690,000	653,775
Series B, 6.375%, 10/15/2015		315,000	304,762
Lucent Technologies, Inc., 6.45%, 3/15/2029		1,085,000	911,400
MasTec, Inc., 7.625%, 2/1/2017		250,000	248,750
Sanmina-SCI Corp.:
144A, 8.11% **, 6/15/2010 (b)		175,000	172,813
8.125%, 3/1/2016		125,000	108,125
Seagate Technology HDD Holdings, 6.8%, 10/1/2016		390,000	375,375
SunGard Data Systems, Inc., 10.25%, 8/15/2015 (b)		740,000	762,200
Unisys Corp., 7.875%, 4/1/2008		990,000	980,100
Vangent, Inc., 144A, 9.625%, 2/15/2015		160,000	148,000

			5,007,375
Materials 6.3%
Appleton Papers, Inc., Series B, 8.125%, 6/15/2011		105,000	104,081
ARCO Chemical Co., 9.8%, 2/1/2020		1,685,000	1,752,400
Associated Materials, Inc., Step-up Coupon, 0% to 3/1/2009, 11.25% to 3/1/2014 (b)		410,000	267,525
Cascades, Inc., 7.25%, 2/15/2013 (b)		614,000	586,370
Chemtura Corp., 6.875%, 6/1/2016		400,000	365,000
Clondalkin Acquisition BV:
144A, 6.147% **, 12/15/2013	EUR	50,000	65,388
144A, 7.359% **, 12/15/2013		80,000	76,000
CPG International I, Inc.:
10.5%, 7/1/2013		505,000	494,900
12.13% **, 7/1/2012		120,000	120,600
Equistar Chemical Funding LP, 10.625%, 5/1/2011		231,000	243,705
Exopack Holding Corp., 11.25%, 2/1/2014		685,000	712,400
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/2017		325,000	346,125

GEO Specialty Chemicals, Inc., 144A, 13.86% **, 12/31/2009 (e)		1,004,000	823,280
Georgia-Pacific Corp., 144A, 7.125%, 1/15/2017		145,000	136,300
Gibraltar Industries, Inc., Series B, 8.0%, 12/1/2015		205,000	192,700
Hexcel Corp., 6.75%, 2/1/2015		855,000	831,487
Huntsman LLC, 11.625%, 10/15/2010		855,000	906,300
Jefferson Smurfit Corp., 8.25%, 10/1/2012 (b)		100,000	97,750
Koppers Holdings, Inc., Step-up Coupon, 0% to 11/15/2009, 9.875% to 11/15/2014		565,000	471,775
Lyondell Chemical Co.:
6.875%, 6/15/2017		1,015,000	1,098,737
10.5%, 6/1/2013		115,000	123,913
Massey Energy Co.:
6.625%, 11/15/2010		70,000	68,775
6.875%, 12/15/2013 (b)		395,000	356,487
Metals USA Holdings Corp., 144A, 11.36% **, 7/1/2012 (PIK)		290,000	268,250
Millar Western Forest Products Ltd., 7.75%, 11/15/2013 (b)		200,000	156,500
Momentive Performance Materials, Inc., 144A, 9.75%, 12/1/2014		255,000	242,888
Mueller Water Products, Inc., 144A, 7.375%, 6/1/2017		210,000	199,500
Neenah Foundry Co., 9.5%, 1/1/2017		120,000	108,000
NewMarket Corp., 7.125%, 12/15/2016		495,000	470,250
OI European Group BV, 144A, 6.875%, 3/31/2017	EUR	210,000	269,355
Oxford Automotive, Inc., 144A, 12.0%, 10/15/2010 *		580,115	8,702
Radnor Holdings Corp., 11.0%, 3/15/2010 *		90,000	113
Rhodia SA, 144A, 6.959% **, 10/15/2013	EUR	200,000	266,320
Smurfit-Stone Container Enterprises, Inc.:
8.0%, 3/15/2017		360,000	343,350
8.375%, 7/1/2012		200,000	196,000
Terra Capital, Inc., Series B, 7.0%, 2/1/2017		615,000	590,400
The Mosaic Co., 144A, 7.375%, 12/1/2014		370,000	376,475
TriMas Corp., 9.875%, 6/15/2012		432,000	435,240
Witco Corp., 6.875%, 2/1/2026		170,000	125,800
Wolverine Tube, Inc., 10.5%, 4/1/2009		305,000	294,325

			14,593,466
Telecommunication Services 5.9%
American Cellular Corp., Series B, 10.0%, 8/1/2011		42,000	43,575
BCM Ireland, Preferred, 144A, 11.574% **, 2/15/2017 (PIK)	EUR	184,814	235,281
Cell C Property Ltd., 144A, 11.0%, 7/1/2015		777,000	664,335
Centennial Communications Corp.:
10.0%, 1/1/2013 (b)		650,000	679,250
10.125%, 6/15/2013		650,000	680,875
Cincinnati Bell, Inc.:
7.25%, 7/15/2013		435,000	431,737
8.375%, 1/15/2014		240,000	237,600
Cricket Communications, Inc., 144A, 9.375%, 11/1/2014		620,000	607,600
Dobson Cellular Systems, 9.875%, 11/1/2012		650,000	698,750
Embratel, Series B, 11.0%, 12/15/2008		78,000	82,485
Grupo Iusacell SA de CV, Series B, 10.0%, 7/15/2004 *		100,000	100,000
Insight Midwest LP, 9.75%, 10/1/2009		96,000	96,000
Intelsat Bermuda Ltd.:
8.886% **, 1/15/2015		35,000	35,263
9.25%, 6/15/2016		125,000	128,750
11.25%, 6/15/2016		385,000	402,806
Intelsat Corp., 9.0%, 6/15/2016		120,000	122,400
Intelsat Ltd., 5.25%, 11/1/2008		1,300,000	1,264,250
Intelsat Subsidiary Holding Co., Ltd., 8.25%, 1/15/2013		420,000	422,100
iPCS, Inc., 144A, 7.481% **, 5/1/2013		105,000	101,325

MetroPCS Wireless, Inc., 144A, 9.25%, 11/1/2014		645,000	635,325
Millicom International Cellular SA, 10.0%, 12/1/2013		1,365,000	1,440,075
Nextel Communications, Inc., Series D, 7.375%, 8/1/2015		980,000	986,537

Nortel Networks Ltd.:
144A, 9.61% **, 7/15/2011		330,000	330,825
144A, 10.125%, 7/15/2013		295,000	301,637
Orascom Telecom Finance, 144A, 7.875%, 2/8/2014		135,000	123,188
Qwest Corp., 7.25%, 9/15/2025		75,000	72,563
Rural Cellular Corp., 9.875%, 2/1/2010		305,000	315,675
Stratos Global Corp., 9.875%, 2/15/2013		140,000	144,200
SunCom Wireless Holdings, Inc., 8.5%, 6/1/2013		750,000	754,687
US Unwired, Inc., Series B, 10.0%, 6/15/2012		385,000	413,577
Virgin Media Finance PLC, 8.75%, 4/15/2014		805,000	881,879
West Corp., 9.5%, 10/15/2014		245,000	246,225

			13,680,775
Utilities 5.1%
AES Corp., 144A, 8.75%, 5/15/2013		2,020,000	2,100,800
Allegheny Energy Supply Co., LLC, 144A, 8.25%, 4/15/2012		1,345,000	1,388,713
CMS Energy Corp., 8.5%, 4/15/2011 (b)		1,165,000	1,240,208
Edison Mission Energy, 144A, 7.0%, 5/15/2017		370,000	349,650
Intergas Finance BV, Series REG S, 6.875%, 11/4/2011		1,815,000	1,841,680
Mirant Americas Generation LLC, 8.3%, 5/1/2011		130,000	128,375
Mirant North America LLC, 7.375%, 12/31/2013		135,000	134,325
NRG Energy, Inc.:
7.25%, 2/1/2014		670,000	663,300
7.375%, 2/1/2016		1,415,000	1,397,312
PSE&G Energy Holdings LLC, 10.0%, 10/1/2009		1,245,000	1,320,763
Regency Energy Partners LP, 144A, 8.375%, 12/15/2013		283,000	291,490
Reliant Energy, Inc., 7.875%, 6/15/2017 (b)		415,000	405,663
Sierra Pacific Resources:
6.75%, 8/15/2017		485,000	466,575
8.625%, 3/15/2014		88,000	93,125

			11,821,979

Total Corporate Bonds (Cost $147,329,552)			141,979,716
Government & Agency Obligations 42.1%
Sovereign Bonds 41.6%
Dominican Republic:
144A, 8.625%, 4/20/2027		460,000	501,400
Series REG S, 9.5%, 9/27/2011		1,289,421	1,353,893
Federative Republic of Brazil:
6.0%, 1/17/2017 (b)		6,355,000	6,316,870
7.125%, 1/20/2037 (b)		2,095,000	2,281,455
7.875%, 3/7/2015		1,980,000	2,215,620
8.75%, 2/4/2025		1,685,000	2,101,195
8.875%, 10/14/2019		2,415,000	2,898,000
11.0%, 8/17/2040 (b)		4,565,000	6,041,777
12.5%, 1/5/2016	BRL	2,070,000	1,185,930
Government of Malaysia, Series 1/04, 4.305%, 2/27/2009	MYR	8,855,000	2,555,113
Government of Ukraine:
Series REG S, 4.95%, 10/13/2015	EUR	860,000	1,071,954
Series REG S, 7.65%, 6/11/2013		1,685,000	1,773,294
Republic of Argentina:

Step-up Coupon, 1.33% to 3/31/2009, 2.5% to 3/31/2019, 3.75% to 3/31/2029, 5.25% to 12/31/2038		2,555,000	958,125
5.389% **, 8/3/2012 (PIK)		3,981,250	3,492,824
5.83%, 12/31/2033 (PIK)	ARS	654	232
7.82%, 12/31/2033 (PIK)	EUR	4,459,850	4,799,588
Republic of Colombia:
8.25%, 12/22/2014		690,000	765,279
10.0%, 1/23/2012		2,375,000	2,728,875
10.75%, 1/15/2013		780,000	940,290
Republic of El Salvador, 144A, 7.65%, 6/15/2035		3,780,000	4,101,300
Republic of Indonesia, 144A, 6.875%, 3/9/2017 (b)		2,615,000	2,615,000
Republic of Panama:
7.125%, 1/29/2026		2,005,000	2,110,263
9.375%, 1/16/2023		2,610,000	3,288,600
Republic of Peru, 7.35%, 7/21/2025 (b)		7,395,000	8,152,987
Republic of Philippines:
7.75%, 1/14/2031 (b)		610,000	648,125
8.0%, 1/15/2016 (b)		3,860,000	4,178,450
8.375%, 2/15/2011		780,000	824,850
9.375%, 1/18/2017		1,535,000	1,795,950
Republic of Serbia, 144A, Step-up Coupon, 3.75% to 11/1/2009, 6.75% to 11/1/2024 (b)		660,000	580,800
Republic of Turkey:
7.0%, 9/26/2016		3,170,000	3,209,625
7.25%, 3/15/2015		665,000	684,950
11.75%, 6/15/2010		4,495,000	5,124,300
Republic of Uruguay:
7.625%, 3/21/2036		615,000	639,600
8.0%, 11/18/2022		1,395,000	1,499,625
9.25%, 5/17/2017		1,825,000	2,126,125
Republic of Venezuela, 10.75%, 9/19/2013		6,035,000	6,481,590
Socialist Republic of Vietnam, 144A, 6.875%, 1/15/2016 (b)		3,770,000	3,840,688
United Mexican States, Series A, 6.75%, 9/27/2034 (b)		662,000	718,932

			96,603,474
US Treasury Obligations 0.5%
US Treasury Note, 12.0%, 8/15/2013 (b)		1,000,000	1,069,766

Total Government & Agency Obligations (Cost $97,868,732)			97,673,240
		Shares	Value ($)

Common Stocks 0.0%
Materials
GEO Specialty Chemicals, Inc. *		7,125	6,056
GEO Specialty Chemicals, Inc. 144A*		649	552

Total Common Stocks (Cost $87,834)			6,608
Warrants 0.0%
Industrials
DeCrane Aircraft Holdings, Inc., 144A, Expiration Date 9/30/2008*		350	0
Materials
Dayton Superior Corp., 144A, Expiration Date 6/15/2009 *		25	0

Total Warrants (Cost $0)			0

Convertible Preferred Stock 0.0%
Consumer Discretionary
ION Media Networks, Inc. :
144A, 9.75%, (PIK)				15	66,750
Series AI, 144A, 9.75%, (PIK)				3	13,350

Total Convertible Preferred Stocks (Cost $125,925)					80,100
				Principal Amount ($) (a)	Value ($)

Loan Participations 1.0%
Advanced Medical Optics, Inc., LIBOR plus 1.75%, 7.025%**, 4/2/2014				129,675	121,895
CSFB International (Exim Ukraine), 6.8%, 10/4/2012				1,215,000	1,142,878
HCA, Inc., LIBOR plus 2.25%, 7.525%**, 11/18/2012				590,000	564,739
Sabre, Inc., LIBOR plus 2.25%, 7.525%**, 9/30/2014				199,221	185,275
Tribune Co., 7.86%, 5/24/2014				410,000	371,562

Total Loan Participations (Cost $2,490,975)					2,386,349
				Units	Value ($)

Other Investments 0.3%
Hercules, Inc., (Bond Unit), 6.5%, 6/30/2029				400,000	348,000
IdleAire Technologies Corp. (Bond Unit), 144A, Step-up Coupon, 0% to 6/15/2008, 13.0% to 12/15/2012				615,000	350,550

Total Other Investments (Cost $978,637)					698,550
			Shares		Value ($)

Securities Lending Collateral 16.7%
Daily Assets Fund Institutional, 5.49% (c) (d) (Cost $38,706,602)				38,706,602	38,706,602
Cash Equivalents 0.2%
Cash Management QP Trust, 5.32% (c) (Cost $567,404)				567,404	567,404
				% of Net Assets	Value ($)

Total Investment Portfolio (Cost $288,155,661)				121.5	282,098,569
Other Assets and Liabilities, Net				(14.8)	(34,395,702)
Notes Payable				(6.7)	(15,500,000)

Net Assets				100.0	232,202,867

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or the interest or has filed for bankruptcy. The following table represents bonds that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)	Acquisition Cost ($)	Value ($)
Congoleum Corp.	8.625%	8/1/2008	395,000 USD	393,349	332,787
Grupo Iusacell SA de CV	10.0%	7/15/2004	100,000 USD	67,894	100,000
Oxford Automotive, Inc.	12.0%	10/15/2010	580,115 USD	59,714	8,702
Radnor Holdings Corp.	11.0%	3/15/2010	90,000 USD	82,331	113
**

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of August 31, 2007.

(a)			Principal amount stated in US dollars unless otherwise noted.

(b)	All or a portion of these securities were on loan. The value of all securities loaned at August 31, 2007 amounted to $37,970,992 which is 16.4% of net assets.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending.
(e)	Security has a deferred interest payment of $31,239 from April 1, 2006.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LIBOR: Represents the London InterBank Offered Rate.
PIK: Denotes that all or a portion of the income is paid in kind.
As of August 31, 2007, the Fund had the following open forward foreign currency exchange contracts:
				Settlement	Unrealized
Contracts to Deliver		In Exchange For		Date	Appreciation ($)
EUR	4,479,780	USD	6,110,196	9/17/2007	2,874
EUR	1,153,438	USD	1,573,232	9/17/2007	740
EUR	176,490	USD	241,108	9/17/2007	498
EUR	77,900	USD	106,311	9/17/2007	110
Total unrealized appreciation					4,222

				Settlement	Unrealized
Contracts to Deliver		In Exchange For		Date	(Depreciation) ($)
USD	492,692	EUR	360,550	9/17/2007	(1,151)

Currency Abbreviations
ARS	Argentine Peso		MYR	Malaysian Ringgit
BRL	Brazilian Real		USD	United States Dollar
EUR	Euro

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Multi-Market Income Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	October 17, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Multi-Market Income Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	October 17, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	October 17, 2007